Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Sub-classifications of financial information
Carrying amount of financial assets	kr 357,401	kr 370,695
Cash collateral under the security agreements for derivative contracts	11,098	10,691
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	3,482	4,060
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	11,525	15,048
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	41,561	57,144
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	51,227	54,257
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	19,009	22,145
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	224,165	207,737
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	6,432	10,304
Credit risk
Sub-classifications of financial information
Net exposure	413,200	438,200
Adjustment to carrying amount from exposure	6,900	13,000
Carrying amount	420,100	451,200
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	205,900	227,300
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	12,600	23,300
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	5,000	6,500
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure		2,100
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	33,300	33,600
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	156,400	145,400
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	7,000	13,300
Carrying amount of financial assets	357,700	370,900
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	159,100	162,100
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	11,900	22,400
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	5,000	6,100
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure		2,100
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	32,900	32,500
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	141,800	132,400
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(800)
Carrying amount of financial assets	3,500	4,100
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure	1,800	3,000
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	2,500	1,100
Credit risk | Cash and cash equivalents | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0
Carrying amount of financial assets	11,500	15,000
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	11,500	15,000
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	(100)
Carrying amount of financial assets	41,600	57,100
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	14,100	15,000
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	10,100	20,200
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Sub-classifications of financial information
Net exposure	4,000	5,300
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure		2,100
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	13,500	14,600
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(800)	(200)
Carrying amount of financial assets	51,200	54,300
Credit risk | Loans in the form of interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	3,100	3,000
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	48,900	51,500
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	11,000	10,700
Carrying amount of financial assets	19,000	22,100
Cash collateral under the security agreements for derivative contracts	11,100	10,700
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	2,500	5,900
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	1,000	1,500
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	3,200	3,300
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	1,300	700
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,700)	(1,300)
Carrying amount of financial assets	224,200	207,700
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	125,900	120,200
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	800	700
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	1,000	800
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	6,600	7,100
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	91,600	80,200
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(700)	3,900
Carrying amount of financial assets	6,400	10,300
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	7,100	6,400
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	100	300
Carrying amount of financial assets	300	300
Credit risk | Other assets | Central governments
Sub-classifications of financial information
Net exposure	200
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	(300)
Contingent liabilities and commitments	62,400	80,300
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	46,800	65,200
Credit risk | Contingent liabilities and commitments | Regional governments
Sub-classifications of financial information
Net exposure	700	900
Credit risk | Contingent liabilities and commitments | Multilateral development banks
Sub-classifications of financial information
Net exposure	0	400
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	400	1,100
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 14,600	kr 13,000